Document and Entity Information	Aug. 17, 2020
Cover [Abstract]
Entity Registrant Name	BRIGHTCOVE INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001313275
Document Type	8-K
Document Period End Date	Aug. 17, 2020
Entity File Number	001-35429
Entity Tax Identification Number	20-1579162
Entity Address, Address Line One	290 Congress Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(888)
Local Phone Number	882-1880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BCOV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false